INVESTMENTS	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
INVESTMENTS	INVESTMENTS
11.1 – Investments

	As of December 31,
Current	2020	2019

Mutual funds (1)	19,284	19,384
Bills issued by the Treasury of the Argentine Republic ("LETEs") (2)	—	396
TOTAL	19,284	19,780

(1)Measured at fair value through profit or loss.
(2)Measured at fair value through other comprehensive income.

	As of December 31,
Non current	2020	2019

Contribution to funds (3)	615	—
Contribution to risk funds (4)	—	418
TOTAL	615	418

(3)On November 30, 2020, the Company signed a contribution agreement with Vistra ITCL and Pentathlon Ventures LLP, through which the Company committed to invest an aggregate amount approximately 2,000, as of December 31, 2020, the Company has payed 615.

(4)On December 27, 2018, the Company signed an agreement pursuant to which the Company made a contribution to the risk fund of a Mutual Guarantee Company. Such contribution accrues an interest which is collectible on a quarterly basis. On December 27, 2020 94.6% of the contribution was rescued and the remaining is expected to be collected during 2021. As of December 31, 2019, the Company has recorded 418, as a non current investment, measured at amortized cost.

11.2 – Investments in associates

Collokia investment

As of December 31, 2020 and 2019, the Company has a 19.5% of participation in Collokia LLC.

On February 25, 2016, the Company signed a subscription agreement with Collokia LLC, through which Collokia LLC agreed to increase its capital by issuing 55,645 preferred units, from which the Company acquired 20,998 at the price of $23.81 per share for a total amount of 500. After this subscription, the Company has a 19.5% of participation in Collokia LLC for a total amount of 800 and accounted for this investment using the equity method considering that the Company has significant influence over the operating and governance decisions of Collokia LLC, as the participation in the board of director, the approval of budget and business plan, among other decisions.

As of December 31, 2018, indicators that the investment in Collokia may not be recovered arose and the Company performed an impairment test. As a consequence, an impairment loss of 800 was recognized and is included in Other income and expenses, net.

Acamica investment

On January 26, 2016, the Company signed a subscription agreement with Ignacio Moreno, Tomás Escobar, Gonzalo Orsi and Juan Badino (jointly "the Founders"); Fitory S.A., a company organized under the laws of Uruguay; Wayra Argentina S.A., a corporation organized under the laws of Argentina; Stultum Pecuniam Ventures LLC, a limited liability company organized under the laws of the state of Washington, United States; Ms. Eun Young Hwang ("Rebecca"); Acamica S.A., a company organized under the laws of Argentina ("Acamica Argentina") and Acamica Inc, a corporation organized under the laws of the state of Delaware, United States ("Acamica US" and together with Acamica Argentina, the "Acamica Group Companies") whereas the Founders own 100% of the capital share of Acamica Group Companies and formed a new company organized under the laws of Spain ("Holdco") which owned 100% of the capital shares of Acamica US and 97% of the capital shares of Acamica Argentina.

On January 3, 2017, pursuant to the terms of the subscription agreement the Company made a capital contribution of 750 to the Acamica Tecnologías S.L. (previously referred as Holdco) in exchange for a 20% ownership stake in the entity. On May 17, 2018, the Company signed a new share purchase and subscription agreement with Fitory S.A., Stultum Pecunian Ventures, LLC, Wayra Argentina S.A., Eun Young Hwang and Acámica Tecnologías S.A. Pursuant to such agreement, the Company purchased additional shares for an amount of 3,250. As of December 31, 2020, the Company has a 47.5% of participation in Acámica Tecnologías S.L. The investment is accounted using the equity method considering that the Company has significant influence over the operating and governance decisions of Acamica Tecnologías S.L., as the participation in the board of director, the approval of budget and business plan, among other decisions.
The Company's share on the profit or loss or other comprehensive income of all the above-mentioned investments for the years ended 2018 and 2017 were not significant individually nor in the aggregate, except for the impairment recognized in Collokia in 2018. For the years ended December 31, 2020 and 2019, the Company share on the profit or loss of the investment in Acamica amounted to a loss of 622 and 224, respectively.